SIGNIFICANT ACCOUNTING POLICIES - Exchange Rates (Details)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
Period Ended RMB: USD exchange rate	7.2960	7.1135	6.4434
Period Average RMB: USD exchange rate	7.0533	6.5532	6.5072